Right of Use And Lease - Schedule of Detailed information about cash outflow related to leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Values recognized in the income statement during 2019
Financial expense on lease	R$ 229,544		R$ 134,579
Amortization of right of use	1,023,959		575,624
Appropriation in the result of variable lease installments not included in the measurement of rental liabilities	45,952		31,023
Sublease revenue	(27,079)		(2,698)
Short-term rental expenses and low-value assets	72,546		126,067
Benefits Granted By Lessors Related To Covid 19	(58,700)
Other lease-related expenses	40,206		22,214
Impairment	(148,050)	[1]
Total	1,470,928		886,809
Values recognized in the financing cash flow statement
Payment of leasing (principal)	843,338		497,905	R$ 46,241
Values recognized in the operating cash flow statement
Payment of leasing (interest)	225,420		134,579
Variable lease payments not included in the measurement of rental liabilities	13,033		11,199
Short-term and low-value assets leases payments	51,675		69,162
lease-related payments	41,944		26,460
Total	R$ 1,175,410		R$ 739,305

[1]	Of the total amount of impairment recorded in 2020, R$ 144,500 refers to the impairment loss of legacy stores of The Body Shop that were previously included in the store closure plan, which were subsequently impacted by the effects of the pandemic, predominantly in the United States.